Net revenues	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Net revenues

4.	Net revenues
Net revenues were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€144,559	€45,736	€56,776
Other services provided	3,112	1,318	1,485
Construction contract revenues	602	—	—
Lease installments from assets sold with a buy-back commitment	994	578	683
Interest income of financial services activities	152	24	49
Total Net revenues	€149,419	€47,656	€58,993
Net revenues by geographical area were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Net revenues in:
North America(1)	€68,885	€122	€142
France	15,421	14,345	16,352
Italy	10,065	3,513	5,016
Germany	7,891	5,545	7,127
Brazil	7,607	282	569
United Kingdom	6,106	4,591	6,262
Spain	4,428	3,508	4,880
Turkey	2,294	1,658	853
Belgium	2,214	2,185	2,558
China	2,013	133	175
Argentina	1,961	434	516
Poland	1,273	753	1,191
Netherlands	1,192	1,030	1,543
Japan	1,174	440	405
Switzerland	1,160	361	739
Austria	1,085	685	874
Other countries	14,650	8,071	9,791
Total Net revenues	€149,419	€47,656	€58,993
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment.
Net revenues attributed by segment for the years ended December 31, 2021, 2020 and 2019 were as follows:

2021	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€66,618	€10,191	€56,315	€5,088	€3,868	€1,962	€517	€144,559
Other services provided	1,072	283	1,309	77	56	40	275	3,112
Construction contract revenues	—	—	—	—	—	—	602	602
Revenues from goods and services	67,690	10,474	57,624	5,165	3,924	2,002	1,394	148,273

Lease installments from assets sold with a buy-back commitment	16	—	978	—	—	—	—	994
Interest income from financial services activities	—	—	—	—	—	—	152	152
Total Net revenues	€67,706	€10,474	€58,602	€5,165	€3,924	€2,002	€1,546	€149,419

2020	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€122	€1,091	€40,662	€3,049	€812	€—	€—	€45,736
Other services provided	—	62	1,143	5	52	—	56	1,318
Construction contract revenues	—	—	—	—	—	—	—	—
Revenues from goods and services	122	1,153	41,805	3,054	864	—	56	47,054

Lease installments from assets sold with a buy-back commitment	—	—	578	—	—	—	—	578
Interest income from financial services activities	—	—	—	1	—	—	23	24
Total Net revenues	€122	€1,153	€42,383	€3,055	€864	€—	€79	€47,656

2019	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€140	€1,647	€51,564	€2,577	€840	€—	€8	€56,776
Other services provided	—	99	1,263	5	118	—	—	1,485
Construction contract revenues	—	—	—	—	—	—	—	—
Revenues from goods and services	140	1,746	52,827	2,582	958	—	8	58,261

Lease installments from assets sold with a buy-back commitment	—	—	683	—	—	—	—	683
Interest income from financial services activities	—	—	—	—	—	—	49	49
Total Net revenues	€140	€1,746	€53,510	€2,582	€958	€—	€57	€58,993